OPERATING LEASES - Schedule of Operating Lease Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2012
Leases, Operating [Abstract]
Right-of-use asset, net (Note 21)	$ 17,391	$ 13,000	$ 0	$ 13,000
Operating lease liabilities (current)	4,367		0
Operating lease liabilities (non-current)	$ 15,223		$ 0